Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$585,642.31

Principal:
Principal Collections	$9,403,220.86
Prepayments in Full	$3,039,179.93
Liquidation Proceeds	$116,666.27
Recoveries	$76,980.88
Sub Total	$12,636,047.94
Collections	$13,221,690.25

Purchase Amounts:
Purchase Amounts Related to Principal	$419,488.82
Purchase Amounts Related to Interest	$2,839.74
Sub Total	$422,328.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,644,018.81

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,644,018.81
Servicing Fee	$125,714.75	$125,714.75	$0.00	$0.00	$13,518,304.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,518,304.06
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,518,304.06
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,518,304.06
Interest - Class A-4 Notes	$5,545.83	$5,545.83	$0.00	$0.00	$13,512,758.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,512,758.23
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$13,429,272.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,429,272.15
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$13,359,938.82
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,359,938.82
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$13,262,272.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,262,272.15
Regular Principal Payment	$12,567,877.48	$12,567,877.48	$0.00	$0.00	$694,394.67
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$694,394.67
Residual Released to Depositor	$0.00	$694,394.67	$0.00	$0.00	$0.00
Total		$13,644,018.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,567,877.48
Total					$12,567,877.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$6,654,999.03	$37.58	$5,545.83	$0.03	$6,660,544.86	$37.61
Class B Notes	$5,912,878.45	$98.56	$83,486.08	$1.39	$5,996,364.53	$99.95
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$12,567,877.48	$6.16	$256,031.91	$0.13	$12,823,909.39	$6.29

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$6,654,999.03	0.0375840	$0.00	0.0000000
Class B Notes	$59,990,000.00	1.0000000	$54,077,121.55	0.9014356
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$146,644,999.03	0.0718897	$134,077,121.55	0.0657286

Pool Information
Weighted Average APR	4.746%	4.781%
Weighted Average Remaining Term	18.26	17.51
Number of Receivables Outstanding	21,278	20,480
Pool Balance	$150,857,696.38	$137,783,875.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$146,644,999.03	$134,077,121.55
Pool Factor	0.0725642	0.0662756

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$3,706,753.67
Targeted Overcollateralization Amount	$3,706,753.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,706,753.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$95,265.28
(Recoveries)		204	$76,980.88
Net Loss for Current Collection Period			$18,284.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1454%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7859%
Second Preceding Collection Period			0.7737%
Preceding Collection Period			(0.0521)%
Current Collection Period			0.1520%
Four Month Average (Current and Preceding Three Collection Periods)			0.4149%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		8,456	$17,612,875.09
(Cumulative Recoveries)			$2,610,915.24
Cumulative Net Loss for All Collection Periods			$15,001,959.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7216%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,082.88
Average Net Loss for Receivables that have experienced a Realized Loss			$1,774.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.13%	440	$4,310,457.58
61-90 Days Delinquent	0.41%	49	$559,981.33
91-120 Days Delinquent	0.12%	13	$168,110.77
Over 120 Days Delinquent	1.22%	115	$1,674,868.37
Total Delinquent Receivables	4.87%	617	$6,713,418.05

Repossession Inventory:
Repossessed in the Current Collection Period		14	$188,107.24
Total Repossessed Inventory		18	$228,064.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8126%
Preceding Collection Period			0.7567%
Current Collection Period			0.8643%
Three Month Average			0.8112%

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer